Financial Instruments - Pre-tax Gains (Losses) on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	$ 28	$ (71)
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	3	35
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives	(7)	(4)
Gains/(losses) on hedged items	7	4
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (effective portion)	(1)	(1)
Net sales [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)		(1)
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	12	(14)
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	5	(3)
Not Designated as Hedges
Not Designated as Hedges, Foreign exchange contracts	$ 20	$ (47)